Accounts Payable and Other Current Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts payable	$ 179	$ 177
Accrued liabilities	590	572
Accrued interest	96	99
Regulatory liabilities (Note 12)	91	57
Total	$ 956	$ 905